Changes in the Group	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Changes in the Group
27 Changes in the Group
(a) Acquisitions
The Group acquired certain businesses and other tobacco assets as noted below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.
On 12 November 2020, the Group acquired 100% of the share capital in Eastern Tobacco Company for Trading, subsequently renamed as BAT Arabia for Trading, for £50 million. Goodwill of £36 million, representing anticipated synergies, and trademarks and similar intangibles of £39 million, as well as £96 million of cash and cash equivalents, were recognised on acquisition.
On 30 September 2019, the Group acquired control of Twisp Proprietary Limited, a South African e-cigarette/nicotine Vapour company for a purchase price of £25 million of which £6 million was deferred and contingent upon future performance in the market. Goodwill of £12 million, representing a strategic premium to enter this segment of the South African Vapour market, and trademarks and similar intangibles of £15 million were recognised on acquisition. Due to difficult trading conditions, the goodwill and intangibles were fully impaired in 2020. The final payment of deferred consideration of £3 million was paid in 2021.
(b) Non-controlling interests
In 2022, the Group acquired a further 3.3% in Hrvatski Duhani d.d. Tobacco Leaf Processing at a cost of £1 million, following the acquisition of an additional 2.7% in Hrvatski Duhani d.d. Tobacco Leaf Processing in 2021 at a cost of £1 million.
In 2021, the Group made a capital contribution to Brascuba Cigarrillos S.A. at a cost of £6 million (2020: £17 million). This contribution was in proportion to a capital contribution made by the non-controlling interest to the company and as such, the Group’s shareholding remains unchanged.
Also in 2021, as part of a Voluntary Tender Offer for the non-controlling interests of the Group’s Indonesian subsidiary, the Group acquired 0.2% additional shares at a cost of £4 million as explained in note 30.
(c) Other transactions
(i) Organigram
On 11 March 2021, the Group announced a strategic collaboration agreement with Organigram Inc., a wholly owned subsidiary of publicly traded Organigram Holdings Inc. (collectively, Organigram). Under the terms of the transaction, a Group subsidiary acquired a 19.9% equity stake in Organigram Holdings Inc. to become its largest shareholder, with the ability to appoint two directors to Organigram Holdings Inc.’s board of directors and representation on its investment committee. The Group accounts for the investment as an associate.
The Group’s initial investment of £129 million was allocated against the Group’s share of Organigram’s net assets, including the recognition of £49 million of intangibles, and goodwill of £30 million, which represents a strategic premium to enter the legal cannabis market in North America.
During 2021, Organigram acquired all of the issued and outstanding shares of The Edibles & Infusions Corporation (EIC) for an initial consideration of CAD$22 million, payable in shares. Organigram also acquired all of the issued and outstanding shares of Laurentian Organic Inc. for consideration of CAD$36 million, payable in cash and shares. The impact of these transactions on the Group was not material. As a result of these transactions, the Group’s shareholding was reduced to 18.8%. In 2022, the Group exercised its top-up rights and invested a further £4 million to maintain its ownership stake.
(ii) Other acquisitions
On 26 September 2022, the Group announced a £32 million investment in exchange for 16% of Sanity Group GmbH (Sanity Group), a German based cannabis company which has a well-established product portfolio of CBD consumer brands and medical cannabis brands and is actively engaged in the research, development, and marketing of cannabis products. The Group’s investment was part of a series-B investment round. As part of the investment agreement, the Group has the right to appoint directors to the Sanity Group's board and will account for the investment as an associate. The Group’s investment was allocated against the Group’s share of Sanity Group’s net assets, including the recognition of £4 million of intangibles, and goodwill of £28 million, which represents a strategic premium in expectation of the legalisation of cannabis in Germany and elsewhere in Europe.
In November 2022, the Group announced that it had invested in Charlotte’s Web Holdings, Inc. (Charlotte’s Web), via a convertible debenture of £48 million. Charlotte's Web is based in Colorado, USA, listed on the Toronto Stock Exchange, and holds a prominent position in innovative hemp extract wellness products across major retail channels, including food/drug/mass retail, and natural grocery and vitamin retailers. Their product formats include tinctures, capsules, chews and topicals. The debenture is currently convertible into a non-controlling equity stake in Charlotte’s Web of approximately 19.9% and is convertible at BAT’s discretion. Given that the nature of the investment as a convertible loan note does not give the Group any current right to a share of the earnings or net assets of the investee, despite the ability to appoint directors, the investment will be recognised at fair value through profit and loss with fair value changes in the investment recognised in net finance costs. On conversion of the loan note, the Group will equity account for its investment.
During 2022, the Group increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan, FE “Samfruit” JSC by 2.8% to 45.4%, for £1 million. During 2021, the ownership was increased by 4%, for £1 million and in 2020, by 28.4%, for £5 million. The Group accounts for the investment as an associate.
In addition, during 2022, the Group made a non-controlling investment in Steady State LLC, a U.S. based cGMP certified manufacturer and distributor of cannabinoid ingredients, food products and nutraceuticals, for £4 million. The Group accounts for the investment as an associate.
(d) Assets held for sale and business disposals
(i) BAT Russia
On 11 March 2022, the Group announced the intention to transfer its Russian business in full compliance with international and local laws. The Group has two subsidiaries in Russia (BAT Russia), being JSC British American Tobacco-SPb and JSC International Tobacco Marketing Services (ITMS). In addition, the Group’s subsidiary in Belarus, International Tobacco Marketing Services BY, will form part of the transaction. Upon completion, it is intended that the Group will no longer have a presence in Russia (or Belarus).
It is intended that, as a result of a potential sale of its shares to an acquirer, the Group will have neither voting rights nor the ability or means to direct day-to-day activities, appoint management, or make business decisions. Since the Group will not own any shares in the transferred businesses, and is not providing any financing to the proposed buyer, the Group will not have any exposure to returns from the business, having no rights to dividends, royalties or amendments to the agreed-upon consideration to take account of post-disposal trading. Consequently, management have classified the assets and liabilities of these entities as a disposal group in accordance with IFRS 5.
At 30 June 2022, £387 million of property, plant and equipment and other non-current assets, £696 million of trade and other receivables, £240 million of cash and cash equivalents and £144 million of other current assets principally relating to inventories, were classified as held-for-sale in respect of this anticipated disposal and presented as such on the balance sheet at an estimated fair value less costs to sell. In addition, £11 million of borrowings and £528 million of trade creditors and other current liabilities were also classified as held-for-sale. Impairment charges and associated costs of £957 million were recognised in the Income Statement and were treated as a non-cash, adjusting item. The assets and liabilities recognised as held-for-sale, as at 30 June 2022, and the subsequent impairment charge, did not include Belarus.
At 31 December 2022, £281 million of property, plant and equipment and other non-current assets, £474 million of trade and other receivables, £368 million of cash and cash equivalents and £181 million of other current assets principally relating to inventories, have been similarly classified as held-for-sale and presented as such on the balance sheet at an estimated fair value less costs to sell. In addition, £16 million of borrowings and £412 million of trade creditors and other current liabilities have been classified as held-for-sale at 31 December 2022. Impairment charges of £554 million and associated costs of £58 million have been recognised in the Income Statement as adjusting items.
An estimated charge of £295 million in respect of foreign exchange previously recognised in other comprehensive income will be reclassified to the income statement on completion of the transaction as has been shown as a separate amount within Group reserves.
At the date of approval of these accounts, no definitive agreement to transfer the shares in these subsidiaries had been entered into, with no final consideration agreed. The assessment of the recoverable value (fair value less costs to sell) at 30 June and 31 December 2022 has taken into account a range of internal assumptions, including those regarding the likely consideration for the sale, the impact, extent and duration of sanctions, the likelihood of consideration being significantly deferred and ongoing macro-economic developments, including the impact of inflation and interest rates. All assumptions are based on current expectations and are subject to a very high degree of volatility and uncertainty and therefore may change up until the final value can be determined, based on an actual transaction.
The following is a reconciliation between the total assets available for sale and their estimated recoverable value (fair value less costs to sell):

31 December 2022 £m
Total assets held-for-sale[1]	1,321
Impairment of non-current assets held-for-sale - Russia and Belarus	(281)
1,040
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	(273)
767
Note:
1.    In December 2022, £15 million of assets held-for-sale being held in territories other than Russia and Belarus.
(ii) B.A.T. Pars Company PJSC (BAT Pars)
On 25 June 2021, the Group agreed to dispose of its Iranian subsidiary, BAT Pars to DTM ME FZE LLC. Accordingly, BAT Pars was classified as held-for-sale at that date and £152 million of assets, primarily comprised £98 million of cash and cash equivalents, £38 million of inventory and £14 million of property, plant and equipment, were transferred to held-for-sale assets. Also, £24 million of liabilities, primarily comprised £10 million of trade creditors and £8 million of corporation tax payable, were transferred to held-for-sale liabilities. Subsequently an impairment charge and associated costs of £88 million was recognised in the income statement and treated as an adjusting item.
Completion took place on 6 August 2021. £272 million in respect of foreign exchange previously recognised in other comprehensive income has been reclassified to the income statement. The financial impact of this has also been treated as an adjusting item.
In compliance with IAS 7 Statement of cash flows, the £98 million of cash and cash equivalents held at the date of disposal was reported as a cash outflow under investing activities.
In 2022, as a result of the unwind of discounting on the deferred proceeds and a true-up on the completion of accounts, a credit of £6 million (2021: £2 million) was recognised. The value of the consideration remains outstanding at 31 December 2022, and £56 million is recognised as a current receivable.
In addition, in 2021, £24 million of related investments held at fair value were provided against as a charge to net finance costs given uncertainties regarding recovery of these funds. During 2022, £17 million was recovered with some progress on resolving issues over the release of the remaining funds.